UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21789

Giordano Investment Trust

(Exact Name of Registrant as Specified in Charter)

2530 Riva Road, Suite 312, Annapolis, Maryland 21401

(Address of Principal Executive Offices) (Zip Code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

with a copy to:

John H. Lively

Husch Blackwell Sanders LLP

4801 Main Street, Suite 1000

Kansas City, Missouri 64112

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

Giordano Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
	Shares	Value (Note 1)

COMMON STOCKS - 70.09%

Consumer Discretionary - 6.80%
Gannett Co., Inc.	12,000	$42,840
Snap-On, Inc.	2,000	57,480
		100,320
Energy - 7.62%
Chevron Corp.	1,000	66,250
ConocoPhillips	1,100	46,266
		112,516
Financials - 17.68%
Brookline Bancorp, Inc.	4,000	37,280
Hudson City Bancorp, Inc.	5,000	66,450
The Travelers Cos, Inc.	2,000	82,080
Wells Fargo & Co.	3,100	75,206
		261,016
Health Care - 16.45%
Eli Lilly & Co.	2,000	69,280
Johnson & Johnson	1,300	73,840
Merck & Co., Inc.	2,000	55,920
Owens & Minor, Inc.	1,000	43,820
		242,860
Industrials - 10.96%
Caterpillar, Inc.	1,500	49,560
General Electric Co.	2,000	23,440
Raytheon Co.	2,000	88,860
		161,860
Information Technology - 4.27%
Paychex, Inc.	2,500	63,000
		63,000
Materials - 6.31%
Alcoa, Inc.	3,000	30,990
Nucor Corp.	1,400	62,202
		93,192

Total Common Stocks (Cost $1,542,042)		1,034,764

INVESTMENT COMPANY - 3.17%
§ Fidelity Institutional Money Market Funds, 0.70%	46,873	46,873

Total Investment Company (Cost $46,873)	46,873

(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009
		Principal	Interest Rate	Maturity Date	Value (Note 1)

CORPORATE OBLIGATION - 18.63%

ß	Empire Corporation	275,000	10.00%	5/1/2012	$275,000

	Total Corporate Obligation (Cost $275,000)				275,000

Total Value of Investments (Cost $1,863,915) - 91.89%					$1,356,637

Other Assets Less Liabilities - 8.11%					119,781

Net Assets - 100%					$1,476,418

§	Represents 7 day effective yield.

ß

Restricted security - A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the "Securities Act"). Restricted securities are valued according to the guidelines and procedures adopted by the Board of Trustees. The Fund currently holds an Empire Corporation Senior Subordinated Debenture ("Debenture") at a cost of $275,000. The interest on the Debenture is compounded daily and will be paid at the end of five years. The Debenture was issued to the Fund with a put feature that requires Empire Corporation to buy back the Debenture at face value plus the accrued interest thereon at the election of the fund. The acquisition date for this security was April 30, 2007. The sale of this investment has been restricted and has been valued in accordance with the guidelines adopted by the Board of Trustees. The total fair value of this security is $275,000, which represents 18.63% of net assets. See Note 2 for more information on restricted securities.

Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation					7,317
Aggregate gross unrealized depreciation					(514,595)

	Net unrealized depreciation				(507,278)

					(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	6.80%	$100,320
Corporate Obligations	18.63%	275,000
Energy	7.62%	112,516
Financials	17.68%	261,016
Health Care	16.45%	242,860
Industrials	10.96%	161,860
Information Technology	4.27%	63,000
Materials	6.31%	93,192
Other	3.17%	46,873
Total	91.89%	$1,356,637

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time, or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

FAS 157 Footnote Disclosure

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

			(Continued)

Giordano Fund

Schedule of Investments
(Unaudited)

As of June 30, 2009

Note 1 - Investment Valuation (Continued)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

	Valuation Inputs			Investments in Securities
	Level 1			$1,034,764
	Level 2			321,873
	Level 3			-
	Total			$1,356,637

Note 2 - Restricted Securities

Restricted securities held by the Funds may not be sold unless registered pursuant to an effective registration statement filed under the Securities Act or offered pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act. The risk of investing in such securities is generally greater than the risk of investing in the securities of publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Fund to sell a security at a fair price and may substantially delay the sale of the security it seeks to sell. In addition, restricted securities may exhibit greater price volatility than securities for which secondary markets exist.

Schedule of Restricted Securities

	Acquisition		Maturity	Current Market	Value as % of
	Date	Cost	Date	Value	Net Assets
Empire Corporation	4/30/2007	$ 275,000	5/12/2012	$ 275,000	18.63%

ITEM 2. CONTROLS AND PROCEDURES

(a)

The Principal Executive Officer/Principal Financial Officer has concluded that the registrant’s disclosure controls and procedures are effective based on his evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giordano Investment Trust

By: (Signature and Title)	/s/ Joseph A. Giordano Joseph A. Giordano, Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Joseph A. Giordano Joseph A. Giordano Trustee, President, Treasurer, Principal Executive Officer and Principal Financial Officer Giordano Investment Trust

Date: August 27, 2009